Variable Interest Entities (Details) (USD $)	3 Months Ended		12 Months Ended				3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended													3 Months Ended	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013 instrument	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 CMBS	Mar. 31, 2014 Consolidated VIEs cdo	Dec. 31, 2013 Consolidated VIEs cdo	Mar. 31, 2014 Unconsolidated VIEs	Dec. 31, 2013 Unconsolidated VIEs	Mar. 31, 2014 Unconsolidated VIEs Real Estate Debt Investments entity	Dec. 31, 2013 Unconsolidated VIEs Real Estate Debt Investments, Net entity	Mar. 31, 2014 Unconsolidated VIEs Real Estate Securities, Available for Sale	Mar. 31, 2014 Unconsolidated VIEs N-Star CDO Bonds	Dec. 31, 2013 Unconsolidated VIEs N-Star CDO Bonds	Mar. 31, 2014 Unconsolidated VIEs N-Star CDO Bonds Real Estate Securities, Available for Sale	Mar. 31, 2014 Unconsolidated VIEs N-Star CDO equity	Dec. 31, 2013 Unconsolidated VIEs N-Star CDO equity	Mar. 31, 2014 Unconsolidated VIEs CMBS	Dec. 31, 2013 Unconsolidated VIEs CMBS	Mar. 31, 2014 Unconsolidated VIEs CMBS Real Estate Securities, Available for Sale	Mar. 31, 2014 Unconsolidated VIEs CRE Securities	Dec. 31, 2013 Unconsolidated VIEs CRE Securities	Mar. 31, 2014 Unconsolidated VIEs CRE Securities Real Estate Securities, Available for Sale	Mar. 31, 2014 Unconsolidated VIEs Real Estate Securities, Available for Sale entity Securitization	Dec. 31, 2013 Unconsolidated VIEs Real Estate Securities, Available for Sale entity Securitization	Feb. 28, 2013 B-piece NorthStar Income
Variable interest entities
Number of sponsored CDOs (CDOs)							9	9
Number of Sponsored Collateralized Debt Obligations Collateralized By CRE Debt (CDOs)							3	3
Number of Sponsored Collateralized Debt Obligations Collateralized By CRE Securities (CDOs)							6	6
Number of CDOs in which equity interests were acquired (CDOs)							2	2
Unconsolidated VIEs
Number of variable interest entities in which company is not primary beneficiary (CDO)											3	1													2	6
Long-term Investments											$ 59,500,000	$ 1,886,000
Number of VIE securitizations for which the company was appointed as a special servicer (Securitization)																									1	2
Value of the entity acquired																											1,200,000,000
Carrying value and maximum exposure of unconsolidated VIEs
Total assets									463,607,000	400,306,000	59,508,000	1,886,000	404,099,000	230,241,000			142,908,000		30,950,000		30,950,000	404,099,000		404,099,000		398,420,000
Real estate securities, available for sale (refer to Note 8)	961,135,000		1,035,075,000	1,108,393,000		967,743,000									205,287,000	230,241,000	142,908,000	158,274,000		34,859,000			398,420,000
Maximum Loss Exposure									463,607,000	400,306,000	59,508,000	1,886,000		230,241,000	205,287,000		142,908,000	158,274,000	30,950,000	34,859,000		404,099,000	398,420,000
Decrease in assets from deconsolidation of VIE	(94,100,000)		(2,198,761,000)
Decrease in liabilities from deconsolidation of VIE	88,400,000		1,770,907,000
Fair Value of Collateral Debt Obligations No Longer Eliminated In Consolidation	800,000
Net Assets Of Collateral Debt Obligations Deconsolidated			(427,854,000)
Increase In Collateralized Debt Obligations Bonds From Deconsolidation of VIE			191,449,000
Increase In Collateralized Debt Obligations Equity From Deconsolidation of VIE			159,437,000
Increase In Other Assets From Deconsolidation Of VIE			(166,739,000)
Increase in Net Assets From Deconsolidation			184,147,000
Reclassification of unrealized gain loss to gain loss from deconsolidation	8,300,000		(40,849,000)
Reclassification of Swap Gain Loss Into Gain Loss From Deconsolidation			(15,246,000)
Loss on deconsolidation	$ 3,355,000	$ 0	$ (299,802,000)	$ 0	$ 0
Number of Debt Instruments Previously Eliminated in Consolidation			2